Short-Term Investments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Short-term investments USD ($)	Dec. 31, 2014 Short-term investments CNY	Dec. 31, 2013 Short-term investments CNY	Dec. 31, 2012 Short-term investments CNY
Investment [Line Items]
Investments, interest income	$ 10,944	67,904	48,503	16,301	$ 8,405	50,882	35,649	12,708
Unrealized Gain (Loss) on Investments					$ 0	0	0	0